Pensions and Other Post Employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Summary of Components of Net Benefit Expense

The following tables summarize the components of net benefit expense recognized in the consolidated statements of loss, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

in CHF thousands	For the years ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2023	2022
On plan assets	(70)	26
On obligation	(738)	718
Total	(808)	744

in CHF thousands	For the years ended December 31,
Net benefit expense (recognized in personnel costs):	2023	2022
Current service cost	(391)	(446)
Interest cost on benefit obligation	(149)	(31)
Interest income	147	26
Impact of plan changes	-	37
Administration cost	(7)	(6)
Net benefit income / (expense)	(400)	(420)

in CHF thousands	As of December 31,
Benefit asset / (liability)	2023	2022
Defined benefit obligation	(9,930)	(6,494)
Fair value of plan assets	9,202	6,403
Net benefit asset / (liability)	(728)	(91)

Changes in Present Value of Defined Benefit Obligation

Changes in the present value of the defined benefit obligation are as follows:

	As of December 31,
in CHF thousands	2023	2022
Defined benefit obligation at January 1,	(6,494)	(5,666)
Interest cost	(149)	(31)
Current service cost	(391)	(446)
Administrative expenses	(7)	(6)
Contributions paid by participants	(3,710)	(1,686)
Employees' contributions	(247)	(185)
Benefits paid from plan assets	1,806	770
Impact of plan changes	-	37
Actuarial gains / (losses)	(738)	718
Defined benefit obligation at December 31,	(9,930)	(6,494)

Changes in the Fair Value of Plan Assets

Changes in the fair value of plan assets are as follows:

	As of December 31,
in CHF thousands	2023	2022
Fair value of plan assets at January 1,	6,403	4,821
Expected return	147	26
Contributions by employer	571	429
Employees' contributions	247	185
Benefits paid from plan assets	(1,806)	(770)
Contributions paid by participants	3,710	1,686
Actuarial gains / (losses)	(70)	26
Fair value of plan assets at December 31,	9,202	6,403

Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan

The principal assumptions used in determining pension benefit obligations for the Group's plan are shown below:

	As of December 31,
	2023	2022
Discount rate	1.45%	2.30%
Future salary increases	1.20%	1.20%
Future pensions increases	0.00%	0.00%
Retirement age	M65/F64	M65/F64
Demographic assumptions	BVG 2020 GT	BVG 2020 GT

Schedule of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions as of December 31, 2023 and 2022 is shown below:

in CHF thousands	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2023	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(9,582)	(10,317)	(9,980)	(9,880)	(10,039)	(9,811)
Decrease/(increase) from actual defined benefit obligation	348	(387)	(50)	50	(109)	119

Assumptions as of December 31, 2022	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(6,274)	(6,741)	(6,527)	(6,462)	(6,553)	(6,429)
Decrease/(increase) from actual defined benefit obligation	221	(247)	(32)	32	(58)	65